Other Receivables, Prepayments and Other Current Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other receivables, current	¥ 31,201,000,000	¥ 25,693,000,000
China Mobile Finance [member]
Disclosure of financial assets [line items]
Other receivables, current	13,650,000,000	4,650,000,000
China Mobile Finance [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Other receivables, current	¥ 0	¥ 0